TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

	December 31,
	2020	2019
	U.S. dollars in thousands
Trade receivables:
Open accounts	$9,554	$8,996
Checks receivable	—	37
	9,554	9,033
Less - allowance for doubtful accounts	788	493
	$8,766	$8,540
Presented in the statements of financial position as follows:
Under current assets	$8,354	$8,384
Under non-current assets	412	156
	$8,766	$8,540

	December 31,
	2020	2019
	U.S. dollars in thousands
Other receivables:
Institutions	$985	$591
Advances to suppliers	370	236
Employees	151	114
Prepaid expenses	637	411
Miscellaneous	108	52
	$2,251	$1,404